Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Nature of Operations

Note 1    Nature of Operations

The Company

Corindus Vascular Robotics, Inc. (the “Company”), a Nevada corporation (formerly named Your Internet Defender, Inc. (“YIDI”)), acquired Corindus, Inc., a privately-held company, in a reverse acquisition on August 12, 2014. The Company’s corporate headquarters and research and development facility are in Waltham, Massachusetts and the Company is engaged in the marketing, sales and development of robotic-assisted catheterization systems (“CorPath System”).

Since its inception on March 21, 2002, the Company has devoted its efforts principally to research and development, business development, and raising capital. In July 2012, the Company received clearance from the United States Food and Drug Administration to market its CorPath System in the United States and shipped its first commercial product under this clearance in September 2012. In 2013, the Company moved into the growth stage, investing in sales and marketing in order to build its customer base. The Company’s future capital requirements will depend upon many factors, including progress with developing, manufacturing and marketing its technologies, the time and costs involved in preparing, filing, prosecuting, maintaining and enforcing patent claims and other proprietary rights, its ability to establish collaborative arrangements, marketing activities and competing technological and market developments, including regulatory changes affecting medical procedure reimbursement, and overall economic conditions in the Company’s target markets.

Reverse Acquisition Transaction

On August 12, 2014, the Company, as the legal acquirer, consummated a reverse acquisition of Corindus, Inc., the accounting acquirer (the “Acquisition”) pursuant to the Securities Exchange and Acquisition Agreement (the “Acquisition Agreement”), entered into between the Company and Corindus, Inc. Prior to the Acquisition, all outstanding shares of Series A through E Redeemable Convertible Preferred Stock of Corindus, Inc. were converted into 2,811,499 shares of common stock of Corindus, Inc.

Pursuant to the terms of the Acquisition Agreement (i) all outstanding shares of common stock of Corindus, Inc., $0.01 par value per share, were exchanged for shares of Company common stock, $0.0001 par value per share, and (ii) all outstanding options and warrants to purchase shares of common stock of Corindus, Inc. were exchanged for or replaced with options and warrants to acquire shares of common stock of the Company. The exchange ratio was one for 25.00207 shares.

In accordance with ASC 805-40, Reverse Acquisitions, the historical capital stock account of Corindus, Inc. immediately prior to the Acquisition was carried forward and retroactively adjusted to reflect the par value of the outstanding stock of the Company, including the number of shares issued in the Acquisition as the Company is the surviving legal entity. Additionally, retained earnings of Corindus, Inc. has been carried forward after the Acquisition. All share and per share amounts in the consolidated financial statements and related notes have been retrospectively adjusted to reflect (i) the conversion of the Series A through E Redeemable Convertible Preferred Stock into common stock and (ii) the one for 25.00207 exchange of shares of common stock.

At the closing of the Acquisition, the Company transferred the former business of YIDI to a former officer, director and shareholder of YIDI, in exchange for the satisfaction of a promissory note issued to the former officer, director and shareholder in the principal amount of approximately $249 and the assumption of liabilities related to the former operations.

Immediately after the transfer of the former business of YIDI, the business of Corindus, Inc. became the sole focus of the combined company and the combined company’s name was changed to Corindus Vascular Robotics, Inc.

Liquidity

The Company has incurred losses since inception and has funded its operations primarily through the issuance of capital stock and debt. As of March 31, 2015, the Company had an accumulated deficit of $92,046, and net borrowings outstanding of $9,268, of which $3,089 is contractually due over the next 12 months.

The Company has cash resources of $22,015 and working capital of $18,129. The Company believes that these cash resources will be sufficient to meet the Company’s cash requirements through at least the next twelve months, including funding its anticipated losses and scheduled debt maturities. Additionally, the Company is in compliance with its debt covenant requirements as of March 31, 2015 and expects to remain in compliance over the next 12 months. As the Company continues to incur losses, a transition to profitability is dependent upon achieving a level of revenues adequate to support the Company’s cost structure. The Company may never achieve profitability, and unless and until doing so, intends to fund future operations through additional debt or equity offerings. There can be no assurances, however, that additional funding will be available on terms acceptable to the Company, if at all.

1.	Nature of Operations

The Company

Corindus Vascular Robotics, Inc. (the “Company”), a Nevada corporation (formerly named Your Internet Defender, Inc. (“YIDI”), acquired Corindus, Inc., a privately-held company, in a reverse acquisition on August 12, 2014. The Company’s corporate headquarters and research and development facility are in Waltham, Massachusetts and the Company is engaged in the marketing, sales and development of robotic-assisted catheterization systems (“CorPath System”).

Since its inception on March 21, 2002, the Company has devoted its efforts principally to research and development, business development activities, and raising capital. In July 2012, the Company received clearance from the United States Food and Drug Administration to market its CorPath System in the United States and shipped its first commercial product under this clearance in September 2012. In 2013, the Company moved into the growth stage, investing in sales and marketing in order to build its customer base. The Company’s future capital requirements will depend upon many factors, including progress with developing, manufacturing and marketing its technologies, the time and costs involved in preparing, filing, prosecuting, maintaining and enforcing patent claims and other proprietary rights, its ability to establish collaborative arrangements, marketing activities and competing technological and market developments, including regulatory changes affecting medical procedure reimbursement, and overall economic conditions in the Company’s target markets.

Reverse Acquisition Transaction

On August 12, 2014, the Company, as the legal acquirer, consummated a reverse acquisition of Corindus, Inc., the accounting acquirer (the “Acquisition”) pursuant to the Securities Exchange and Acquisition Agreement (the “Acquisition Agreement”), entered into between the Company and Corindus, Inc. Prior to the Acquisition, all outstanding shares of Series A through E Redeemable Convertible Preferred Stock of Corindus, Inc. were converted into 2,811,499 shares of common stock of Corindus, Inc.

Pursuant to the terms of the Acquisition Agreement (i) all outstanding shares of common stock of Corindus, Inc., $0.01 par value per share, were exchanged for shares of Company common stock, $0.0001 par value per share, and (ii) all outstanding options and warrants to purchase shares of common stock of Corindus, Inc. were exchanged for or replaced with options and warrants to acquire shares of common stock of the Company. The exchange ratio was one for 25.00207 shares.

All share and per share amounts in the consolidated financial statements and related notes have been retrospectively adjusted to reflect (i) the conversion of the Series A through E Redeemable Convertible Preferred Stock into common stock and (ii) the one for 25.00207 exchange of shares of common stock.

At the closing of the Acquisition, the Company transferred the former business of YIDI to a former officer, director and shareholder of YIDI, in exchange for the satisfaction of a promissory note issued to the former officer, director and shareholder in the principal amount of approximately $249 and the assumption of liabilities related to the former operations.

Immediately after the transfer of the former business of YIDI, the business of Corindus, Inc. became the sole focus of the combined company and the combined company’s name was changed to Corindus Vascular Robotics, Inc.

2014 Financings

In connection with the Acquisition, the Company issued 1,000,000 shares of common stock to a private investor at a price of $2.00 per share in exchange for proceeds of $2,000. See Note 3 for further discussion of this transaction.

On September 12, 2014, the Company entered into a Securities Purchase Agreement with multiple investors relating to the issuance and sale of the Company’s common stock in a private placement, which closed on September 16, 2014. The Company sold 10,666,570 shares of common stock at $2.50 per share, for an aggregate purchase price of approximately $26,666 with net proceeds to the Company of $25,487.

Liquidity

The Company has incurred losses since inception and has funded its operations primarily through the issuance of capital stock and debt. As of December 31, 2014, the Company had an accumulated deficit of $84,877, and net borrowings outstanding of $9,111, of which $2,000 is contractually due in 2015.

The Company has cash resources of $28,526 and working capital of $26,231. The Company believes that these cash resources will be sufficient to meet the Company’s cash requirements through the end of 2015, including funding its anticipated losses and scheduled debt maturities. Additionally, the Company is in compliance with its debt covenant requirements as of December 31, 2014 and expects to remain in compliance throughout 2015. As the Company continues to incur losses, transition to profitability is dependent upon achieving a level of revenues adequate to support the Company’s cost structure. The Company may never achieve profitability, and unless and until doing so, intends to fund future operations through additional debt or equity offerings. There can be no assurances, however, that additional funding will be available on terms acceptable to the Company, if at all.